Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	$ 44,401,523	$ 47,337,287
Less: Accumulated depreciation	(10,948,015)	(22,683,199)
Total	33,453,508	24,654,088
Machineries [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	38,645,346	15,957,448
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross		40,666
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross		117,727
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross		38,319
Park facilities [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	$ 5,756,179	$ 31,183,127